Derivatives (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative AOCI associated with Cash Flow Hedges Pre Tax	$ 19	$ 7